United States Securities and Exchange Commission
Washington, D.C. 20549
Form 13F
Form 13F Cover Page
Report for the Quarter Ended: December 31, 2000

Check here if Amendment  [  ]; Amendment Number: [  ]
This Amendment  (Check only one.): [  ] is a restatement.
                              [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:          Alex. Brown Investment Management,
          A Maryland Limited Partnership
Address:  217 E. Redwood Street
          Suite 1400
          Baltimore, MD 21201

13F File Number:    28-3490

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:          Lee S. Owen
Title:    Principal
Phone:    410-895-4802
Signature, Place, and Date of Signing:

LEE S. OWEN

Lee S. Owen         Baltimore, Maryland February 15, 2001

Report Type (check only one.):

[X ]      13F HOLDINGS REPORT.
[  ]      13F NOTICE.
[  ]      13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIRES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 315

Form 13F Information Table Value Total: $8,432,956

List of Other Included Managers:
No.  13F File Number     Name
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
                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/
SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------
--- ---- ------- ------------ -------- -------- --------
Dixie Yarns Inc Cvt S/D Reg Ca cnv              255579aa2       91   161000
PRN      SOLE                                     161000
Integrated Process Equipment   cnv              45812kad0     7228 15462000
PRN      SOLE                  6270000           9192000
Rite Aid Cv Deb                cnv              767754al8     1470  5250000
PRN      SOLE                  5250000
Standard Coml Corp             cnv              853258aa9       22    35000
PRN      SOLE                                      35000
Conseco Preferred 8.70% Due 9/ prd              20847d205     3293   205000
SH       SOLE                   200000              5000
Conseco Preferred 9.16% Due 11 prd              20846F201     1974   114000
SH       SOLE                   100000             14000
Supermarkets Genl Holdings Cor prd              868446204        0    30150
SH       SOLE                                      30150
Central Parking Fin. Tr. 5.25%                  154787303    11383   901600
SH       SOLE                   563000            338600
Fleetwood Capital Tr. 6.0% Cvt                  339072407      650    40000
SH       SOLE                    40000
Global Crossing 6.75% 4/15/12                   g3921a134    16772   112000
SH       SOLE                    52300             59700
K-Mart Financing Cvt Pfd Ser T                  498778208     2535    95000
SH       SOLE                    42500             52500
Sinclair Broadcasting Cvt Pfd                   829226505     4096   145000
SH       SOLE                   145000
US Restaurant Pr 7.72% Series                   902971209     7420   552200
SH       SOLE                   523600             28600
Winstar Communications 7% CV P                  975515875      234    10000
SH       SOLE                                      10000
3Com Corporation               com              885535104     1234   145125
SH       SOLE                                     145125
A T & T Corp                   com              001957109     1278    74103
SH       SOLE                                      74103
AMR Corp                       com              001765106    34861   889600
SH       SOLE                   383300            506300
AOL Time Warner Inc.           com              00184a105   452747 13009961
SH       SOLE                  7215819           5794142
Abbott Laboratories            com              002824100    17258   356304
SH       SOLE                                     356304
Aegon Nv - American Reg Sh     com              007924103     1315    31730
SH       SOLE                                      31730
                                                              2137    51566
SH       OTHER                                     51566
Aetna Inc.                     com              00817y108    25750   627100
SH       SOLE                   204700            422400
                                                                68     1666
SH       OTHER                                      1666
Agilent Technologies, Inc.     com              00846u101    60529  1105557
SH       SOLE                   648100            457457
Air Products & Chemicals Inc   com              009158106      500    12200
SH       SOLE                                      12200
                                                                98     2400
SH       OTHER                                      2400
Airgas Inc                     com              009363102     4923   722600
SH       SOLE                   722600
Alcatel Sa - Adr               com              013904305      219     3913
SH       SOLE                                       3913
Allied Waste Industries Inc.   com              019589308   229768 15778032
SH       SOLE                  5278500          10499532
                                                               134     9200
SH       OTHER                                      9200
Alltel Corporation             com              020039103   287256  4600700
SH       SOLE                  2497885           2102815
American Electric Power Co Inc com              025537101      456     9800
SH       SOLE                                       9800
American Express Co            com              025816109   133306  2426502
SH       SOLE                   638571           1787931
American General Corp          com              026351106     1495    18338
SH       SOLE                                      18338
                                                               993    12178
SH       OTHER                                     12178
American Home Products Corp    com              026609107    12188   191781
SH       SOLE                    21500            170281
American International Group I com              026874107     8536    86602
SH       SOLE                                      86602
                                                              2772    28125
SH       OTHER                                     28125
American International Group I com              026874107     1952    19800
SH       SOLE                                      19800
American Standard              com              029712106    70384  1427300
SH       SOLE                   582771            844529
Americredit Corp.              com              03060r101    24740   907900
SH       SOLE                   229050            678850
Amgen Inc                      com              031162100    20198   315902
SH       SOLE                    15000            300902
Anheuser Busch Cos Inc         com              035229103      378     8300
SH       SOLE                                       8300
Apache Corp                    com              037411105      350     5000
SH       SOLE                                       5000
Arch Wireless Inc.             com              039392105       90   143895
SH       SOLE                   143895
Archer Daniels Midland Co      com              039483102      319    21283
SH       SOLE                                      21283
                                                               261    17411
SH       OTHER                                     17411


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